Financial risk management - lease liabilities (Details) - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Lease Liabilities - cash outflow	SFr 517,938	SFr 602,044
Lease Liabilities	482,014	567,396
Not later than one year
Lease liabilities
Lease Liabilities - cash outflow	315,412	331,911
Later than one year and not later than five years
Lease liabilities
Lease Liabilities - cash outflow	SFr 202,526	SFr 270,133